Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (16,214,826)	$ (12,577,458)
Net loss	(3,637,368)	(5,588,334)
Cash	17,530	$ 11,222
Working capital deficit	$ 2,497,764